CASH AND CASH EQUIVALENTS (Details Textual) - COP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of cash and cash equivalents [Line Items]
Cash reserves	$ 7,679,587	$ 7,151,365
Unpaid Pension for Industrial Lehner [Member]
Disclosure of cash and cash equivalents [Line Items]
Current restricted cash and cash equivalents	67,777
Concesionaria Vial Del Pacifico S.A.S. [Member]
Disclosure of cash and cash equivalents [Line Items]
Current restricted cash and cash equivalents	89,491
Concesionaria Nueva Via Al Mar S.A.S. [Member]
Disclosure of cash and cash equivalents [Line Items]
Current restricted cash and cash equivalents	$ 119,524